Operating Assets and Liabilities - Summary of depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Assets and Liabilities
Research and development costs	$ 224,000	$ 106,000	$ 34,000
General and administrative costs	3,000	3,000	3,000
Depreciation expense, Total	227,000	$ 109,000	$ 37,000
Impairment loss included in research and development costs	$ 208,000